Net interest income and other net income from fair value changes on financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments Explanatory

Income statement notes

Note 3 Net interest income and other net income from financial instruments measured at fair value through profit or loss

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,490	3,710	5,018
Net interest income from financial instruments measured at fair value through profit or loss	1,011	1,338	1,052
Other net income from financial instruments measured at fair value through profit or loss	6,842	6,960	5,637
Total	11,343	12,008	11,707
Global Wealth Management	4,913	5,049	4,941
of which: net interest income	3,947	4,101	3,880
of which: transaction-based income from foreign exchange and other intermediary activity[1]	966	948	1,062
Personal & Corporate Banking	2,436	2,451	2,420
of which: net interest income	1,992	2,049	2,044
of which: transaction-based income from foreign exchange and other intermediary activity[1]	443	402	376
Asset Management	(13)	(35)	(34)
Investment Bank	4,189	4,756	4,272
Corporate Client Solutions	716	1,051	1,076
Investor Client Services	3,473	3,705	3,196
Corporate Center	(182)	(214)	107

Net interest income[2,3]
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits[4]	8,008	7,801	7,752
Interest income from securities financing transactions[5]	2,005	1,567	1,573
Interest income from other financial instruments measured at amortized cost	364	266	99
Interest income from debt instruments measured at fair value through other comprehensive income	120	142	152
Interest income from derivative instruments designated as cash flow hedges	188	324	846
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	10,684	10,100	10,422
Interest expense on loans and deposits[6]	2,634	1,980	1,404
Interest expense on securities financing transactions[7]	1,152	1,130	1,473
Interest expense on debt issued	3,285	3,281	2,528
Interest expense on lease liabilities[8]	122
Total interest expense from financial instruments measured at amortized cost	7,194	6,391	5,404
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,490	3,710	5,018
Net interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading	1,214	1,105	1,374
Net interest income from brokerage balances	339	575
Interest income from financial instruments at fair value not held for trading	2,274	1,757
Other interest income	185	215	0
Interest expense on financial instruments designated at fair value	(3,000)	(2,314)	(322)
Total net interest income from financial instruments measured at fair value through profit or loss	1,011	1,338	1,052
Total net interest income	4,501	5,048	6,070

Other net income from financial instruments measured at fair value through profit or loss
Investment Bank Corporate Client Solutions	229	552	633
Investment Bank Investor Client Services	4,630	4,663	3,405
Other business divisions and Corporate Center	1,984	1,744	1,599
Other net income from financial instruments measured at fair value through profit or loss	6,842	6,960	5,637
of which: net gains / (losses) from financial liabilities designated at fair value[9]	(8,748)	9,382	(3,979)
1 Mainly includes spread-related income in connection with client-driven transactions, foreign currency translation effects and income and expenses from precious metals, which are included in the income statement line Other net income from financial instruments measured at fair value through profit or loss. 2 Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information. 3 Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information. 4 Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, cash collateral receivables on derivative instruments, and negative interest on amounts due to banks and customer deposits. 5 Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions. 6 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, customer deposits, and negative interest on cash and balances at central banks, loans and advances to banks. 7 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions. 8 Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1b for more information. 9 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from financial instruments measured at fair value through profit or loss. 2019 included a net loss of USD 1,830 million (2018: net gain of USD 2,152 million) related to financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit or loss. This was offset by a net gain of USD 1,830 million (2018: net loss of USD 2,134 million) related to financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading.

UBS AG
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments Explanatory

Income statement notes

Note 3 Net interest income and other net income from financial instruments measured at fair value through profit or loss

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,400	3,628	4,969
Net interest income from financial instruments measured at fair value through profit or loss	1,015	1,344	1,052
Other net income from financial instruments measured at fair value through profit or loss	6,833	6,953	5,640
Total	11,248	11,924	11,661
Global Wealth Management	4,913	5,050	4,942
of which: net interest income	3,947	4,101	3,880
of which: transaction-based income from foreign exchange and other intermediary activity[1]	966	948	1,062
Personal & Corporate Banking	2,436	2,452	2,420
of which: net interest income	1,993	2,049	2,044
of which: transaction-based income from foreign exchange and other intermediary activity[1]	443	402	376
Asset Management	(13)	(35)	(34)
Investment Bank	4,187	4,757	4,273
Corporate Client Solutions	716	1,051	1,076
Investor Client Services	3,471	3,705	3,197
Corporate Center	(276)	(299)	60

Net interest income[2,3]
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits[4]	8,026	7,822	7,766
Interest income from securities financing transactions[5]	2,005	1,567	1,573
Interest income from other financial instruments measured at amortized cost	364	266	99
Interest income from debt instruments measured at fair value through other comprehensive income	120	142	152
Interest income from derivative instruments designated as cash flow hedges	188	324	846
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	10,703	10,121	10,437
Interest expense on loans and deposits[6]	4,541	3,566	2,515
Interest expense on securities financing transactions[7]	1,152	1,130	1,473
Interest expense on debt issued	1,491	1,797	1,480
Interest expense on lease liabilities[8]	118
Total interest expense from financial instruments measured at amortized cost	7,303	6,494	5,468
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,400	3,628	4,969
Net interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading	1,218	1,111	1,374
Net interest income from brokerage balances	339	575
Interest income from financial instruments at fair value not held for trading	2,274	1,757
Other interest income	185	215	0
Interest expense on financial instruments designated at fair value	(3,000)	(2,314)	(322)
Total net interest income from financial instruments measured at fair value through profit or loss	1,015	1,344	1,052
Total net interest income	4,415	4,971	6,021

Other net income from financial instruments measured at fair value through profit or loss
Investment Bank Corporate Client Solutions	229	552	633
Investment Bank Investor Client Services	4,628	4,663	3,406
Other business divisions and Corporate Center	1,976	1,737	1,601
Other net income from financial instruments measured at fair value through profit or loss	6,833	6,953	5,640
of which: net gains / (losses) from financial liabilities designated at fair value[9]	(8,748)	9,382	(3,979)
1 Mainly includes spread-related income in connection with client-driven transactions, foreign currency translation effects and income and expenses from precious metals, which are included in the income statement line Other net income from financial instruments measured at fair value through profit or loss. 2 Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information. 3 Effective 1 January 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information. 4 Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, cash collateral receivables on derivative instruments, and negative interest on amounts due to banks and customer deposits. 5 Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions. 6 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, customer deposits, funding from UBS Group AG and its subsidiaries, and negative interest on cash and balances at central banks, loans and advances to banks. 7 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions. 8 Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1b for more information. 9 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from financial instruments measured at fair value through profit or loss. 2019 included a net loss of USD 1,830 million (2018: net gain of USD 2,152 million) related to financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit or loss. This was offset by a net gain of USD 1,830 million (2018: net loss of USD 2,134 million) related to financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading.